Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.72%
U.S. Treasury Inflation — Indexed Notes–99.72%(a)
U.S. Treasury Inflation - Indexed Notes	1.12%	01/15/2021		$ 42,388	$ 42,658,800
U.S. Treasury Inflation - Indexed Notes	0.12%	04/15/2021		48,067	47,731,789
U.S. Treasury Inflation - Indexed Notes	0.62%	07/15/2021		40,229	40,491,723
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2022		46,141	45,859,923
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2022		46,217	45,870,734
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2022		45,101	45,017,995
U.S. Treasury Inflation - Indexed Notes	0.13%	01/15/2023		44,934	44,652,813
U.S. Treasury Inflation - Indexed Notes	0.62%	04/15/2023		47,897	48,359,508
U.S. Treasury Inflation - Indexed Notes	0.37%	07/15/2023		44,537	44,895,388
U.S. Treasury Inflation - Indexed Notes	0.62%	01/15/2024		44,376	45,068,508
U.S. Treasury Inflation - Indexed Notes	0.50%	04/15/2024		32,306	32,665,683
U.S. Treasury Inflation - Indexed Notes	0.13%	07/15/2024		43,687	43,660,621
U.S. Treasury Inflation - Indexed Notes	0.13%	10/15/2024		18,514	18,518,788
Total U.S. Treasury Securities (Cost $544,865,038)					545,452,273
			Shares
Money Market Funds–0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(b)				99,731	99,731
Invesco Treasury Portfolio, Institutional Class, 1.52%(b)				113,978	113,978
Total Money Market Funds (Cost $213,709)					213,709
TOTAL INVESTMENTS IN SECURITIES–99.76% (Cost $545,078,747)					545,665,982
OTHER ASSETS LESS LIABILITIES–0.24%					1,287,797
NET ASSETS–100.00%					$546,953,779
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$545,452,273	$—	$545,452,273
Money Market Funds	213,709	—	—	213,709
Total Investments	$213,709	$545,452,273	$—	$545,665,982
Invesco Short Duration Inflation Protected Fund